Condensed Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (16,289)	$ (31,039)	$ (57,557)	$ (60,692)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,522	4,758	8,829	11,557
Depreciation and amortization	406	870	1,561	1,306
Impairment of property and equipment	3,418	0
Amortization of operating lease right-of-use assets	580	509	1,051	971
Amortization and accretion of premiums/discounts on available-for-sale securities	(1,178)	3	(494)	0
Gain (Loss) on sale/disposal of property and equipment	(47)	0	118	0
Changes in operating assets and liabilities:
Other current assets and other non-current assets	1,046	(537)	(206)	129
Accounts payable and accrued liabilities	(5,876)	614	2,256	(142)
Operating lease liabilities	(664)	(563)	(1,165)	(687)
Net cash used in operating activities	(17,082)	(25,385)	(45,607)	(47,558)
Investing activities
Purchases of property and equipment	(551)	(684)	(1,110)	(3,263)
Proceeds from sale of property and equipment	2,115	0
Purchases of available-for-sale securities	(55,269)	(39,067)	(107,524)	0
Proceeds from maturities of available-for-sale securities	64,000	0	49,500	0
Net cash provided by (used in) investing activities	10,295	(39,751)	(59,134)	(3,263)
Financing activities
Proceeds from exercise of stock options	0	134	134	411
Payment on finance lease obligations	(364)	(2)	(55)	(51)
Proceeds from the issuance of common stock under Employee Stock Purchase Plan	4	63	82	372
Net cash provided by (used in) financing activities	(360)	195	161	732
Net change in cash, cash equivalents, and restricted cash during the period	(7,147)	(64,941)	(104,580)	(50,089)
Cash, cash equivalents, and restricted cash, beginning of period	38,765	143,345	143,345	193,434
Cash, cash equivalents, and restricted cash, end of period	31,618	78,404	38,765	143,345
Supplemental disclosure of non-cash investing and financing activities:
Operating lease liabilities arising from obtaining right-of-use asset			0	1,584
Finance lease liabilities arising from obtaining right-of-use asset			307	0
Purchases of property and equipment unpaid at period-end	$ 0	$ 265	$ 283	$ 412